Annual Fund Operating Expenses - Class S - Thrivent International Allocation Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.67%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.81%